Exhibit 99.2

CIT FINANCIAL USA, INC.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is a Senior Vice President of CIT Financial USA, Inc., a corporation organized under the laws of Delaware (“CFUSA”), and that as such he is duly authorized to execute and deliver this certificate on behalf of CFUSA pursuant to Section 9.02 of the Pooling and Servicing Agreement, dated as of February 1, 2006 (the “Agreement”), among CFUSA, in its individual capacity and as Servicer, CIT Funding Company, LLC, as Depositor and CIT Equipment Collateral 2006-VT1, as Issuer (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

The Monthly Report for the period from June 1, 2006 to June 30, 2006 and for the payment date that occurred on July 20, 2006 attached to this certificate is complete and accurate and in accordance with the requirements of Section 9.02 of the Agreement.

IN WITNESS WHEREOF, the undersigned has affixed hereunto his signature this 20th day of July 2006.

CIT FINANCIAL USA, INC.

Name: Mark A. Carlson
Title: Senior Vice President